RESEARCH AND DEVELOMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Payroll and related expenses	8,997	8,778	7,556
Subcontracted work and consulting	1,229	1,523	1,751
Share-based payments to service provider	19	57	118
Rent and office maintenance	936	1,068	810
Travel expenses	90	141	44
Other	416	362	309
Less participation in grants	(100)	(395)	(351)
Sales of prototypes	—	—	(67)
	11,587	11,534	10,170